Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Right-of-use assets	$ 20,014	$ 7,844		$ 2,572
Property, plant and equipment	25,694	24,990		1,334	$ 1,801
Investments in associates				8,876
Goodwill	93,655	93,678		17,832
Other intangible assets	112,830	111,421		78,853
Total non-current assets	252,193	237,933		109,467
Current assets
Right-of-use assets	5,454	3,999		1,942
Trade and other receivables	27,981	24,119		13,525
Prepayments and contract assets	21,971	26,000		8,841
Cash and cash equivalents	274,978	262,581		101,757
Assets held for sale				3,282
Total current assets	330,384	316,699		129,347
Total assets	582,577	554,632		238,814
EQUITY
Ordinary share capital	16	16
Share premium	923,093	922,897		485,221
Share-based payment reserve	89,545	80,371		32,185
Retained earnings	(929,343)	(837,986)		(469,504)
Foreign currency translation reserve	(3,780)	(27)		1,675
Total capital and reserves	79,531	165,271		49,590
Non-controlling interests				(1,231)
Total equity	79,531	165,271	$ 38,940	48,359	$ 173,797	$ (50,484)
Non-current liabilities
Loans and borrowings	262,142	168,601
Contract liabilities	63,763	70,396		57,274
Lease liabilities	20,143	8,442		2,011
Deferred grant income	6,134	7,236		7,488
Deferred tax liability	1,016	1,019
Total non-current liabilities	353,198	255,694		66,773
Current liabilities
Trade and other payables	25,198	22,686		7,745
Accruals and provisions	37,886	36,856		18,636
Claims payable	39,165	24,628		3,890
Contract liabilities	22,663	23,786		18,744
Warrant liability	17,971	20,128
Lease liabilities	5,301	4,190		2,488
Deferred grant income	1,664	1,208
Loans and borrowings		185		70,357
Liabilities directly associated with the assets held for sale				1,822
Total current liabilities	149,848	133,667		123,682
Total liabilities	503,046	389,361		190,455
Total liabilities and equity	$ 582,577	554,632		238,814
Ordinary share capital
EQUITY
Ordinary share capital		$ 16		10
Preference share capital
EQUITY
Ordinary share capital				$ 3